Organization and Business Operation (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 24, 2024	Jun. 30, 2025	Dec. 31, 2024	Oct. 25, 2024	Dec. 31, 2023
Organization and Business Operation [Line Items]
common stock, par value per share (in Dollars per share)				$ 0.0001
Percentage of transferring the companies interest rate			24.167%
Purchase of units (in Shares)		8,750,000
Purchase price per unit (in Dollars per share)		$ 5
Voting agreement term			5 years
Class A Common Stock [Member]
Organization and Business Operation [Line Items]
Converted shares (in Shares)			1
common stock, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Purchase price per unit (in Dollars per share)			12
Convertible shares (in Shares)		8,750,000
Class V Common Stock [Member]
Organization and Business Operation [Line Items]
common stock, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
OpCo Preferred Units [Member]
Organization and Business Operation [Line Items]
Convertible shares (in Shares)	500,000
OpCo Preferred Units [Member] | Sponsor PIPE Investment [Member]
Organization and Business Operation [Line Items]
Convertible shares (in Shares)	500,000
Convertible OpCo Preferred Units [Member]
Organization and Business Operation [Line Items]
Convertible shares (in Shares)	1,500,000
Individual Person [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			50.00%
Family Members [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			50.00%
Group of Stockholders [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			50.00%
Southern Crown Holdings, LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			23.00%
Owned shares (in Shares)			230,000
LAMADD LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			23.00%
Owned shares (in Shares)			230,000
JKae Holdings, LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			21.50%
Owned shares (in Shares)			215,000
Clarke Capital, LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			21.50%
Owned shares (in Shares)			215,000
White Horse Energy, LC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			9.00%
Owned shares (in Shares)			90,000
Sunergy [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			98.00%
Sunergy [Member] | Class V Common Stock [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity			83.80%
Sponsor [Member]
Organization and Business Operation [Line Items]
Purchase of units (in Shares)	1,000,000
Purchase price per unit (in Dollars per share)	$ 10
Aggregate consideration (in Dollars)	$ 15,000,000